RELATED PARTY TRANSACTIONS	12 Months Ended
May 31, 2020
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

Convertible notes

On February 17, 2017, the Company issued a convertible note for $7,500 proceeds. The Company recorded a debt discount related to the beneficial conversion feature of the note for $7,500. The note is convertible in common stock at 50% discount to the lowest average 20-day trading price and was due on August 17, 2017. At the Company’s election, the convertible promissory note can also be settled by cash payment. The note has not yet been paid and is currently in default.

During the year ended May 31, 2020 and 2019, the Company recorded interest expense of $1,144 and $1,144, respectively.